Assets and liabilities held for sale	6 Months Ended
Jun. 30, 2021
Assets and liabilities held for sale [Abstract]
Assets and liabilities held for sale
6

Assets and liabilities held for sale
Assets and liabilities held for sale includes disposal groups whose carrying amount will be recovered principally
through a sale transaction rather than through continuing operations. This relates to businesses for which a sale is agreed upon but for which the transaction has not yet closed or a sale is highly probable at the balance
sheet date but for which no sale has yet been agreed.

As at 30 June 2021 the assets and liabilities held

for sale relate to the Retail Banking Operations in Austria (the
Wholesale Banking activities in Austria will be continued

by ING). The Retail Banking Operations in Austria are
part of the business line Retail Germany (Challengers and Growth Markets). At 12 July 2021, ING announced that it has reached an agreement to transfer ING’s Retail Banking operations in Austria to bank99, which is expected to be completed in 2021. The agreement is subject to approval by relevant regulators. ING intends to sell Customer lending portfolios (EUR 1,273

million), of which mortgages (EUR
877

million), other personal
lending (EUR 396

million) and non-financial assets (EUR
5

million), presented as Assets held for Sale and
Customer deposits (EUR 2,243

million) presented as Liabilities held for Sale.
On 18 February 2021 ING announced the intention to withdraw from the retail banking market in the Czech
Republic.

The decision to discontinue CZ Retail entails the closure of retail customer accounts /mutual funds and the sale of assets comprising the related government bond portfolio. ING’s retail customers in the Czech
Republic have received a welcome offer from Raiffeisenbank Czech Republic. ING’s departure from the Czech retail banking market is proceeding well with EUR 2.1

billion saving accounts already transferred to
Raiffeisenbank and the government bond portfolio with a carrying amount of EUR 0.5 billion being sold in the
second quarter of 2021. The remaining retail assets and liabilities are not presented as held for sale assets/
liabilities.